Accounts Receivable - Schedule of Movements in the Allowance for Expected Credit Losses (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Schedule of Movements in the Allowance for Expected Credit Losses [Abstract]
Beginning balance	$ 109,651	$ 123,632
Provision for expected credit losses	112,122	3,757
Reversals		(1,558)
Write off	(112,246)	(16,716)
Exchange realignment	(3,052)	536
Ending Balance	$ 106,475	$ 109,651	$ 123,632